Stock Compensation Plans (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award
Stock-based compensation expense, net of tax	$ 235	$ 221	$ 209
Tax benefit	77	75	68
Stock-based compensation expense, net of tax	158	146	141
Non-vested stock awards
Shares issued	500	2,200	1,000
Restricted Stock Units ("RSUs")
Share-based Compensation Arrangement by Share-based Payment Award
Stock-based compensation expense, net of tax	142	138	124
Vesting period, minimum (in years)	P3Y
Vesting period, maximum (in years)	P5Y
Vesting period from grant date of award (in years)	10 years
Non-vested stock awards
Non-vested at beginning of period (in shares)	10,674	12,850	14,060
Granted (in shares)	3,506	3,817	3,786
Vested (in shares)	(3,773)	(5,278)	(4,330)
Forfeited (in shares)	(491)	(715)	(666)
Non-vested at end of period (in shares)	9,916	10,674	12,850
Weighted Average Fair value
Non-vested at beginning of period (in dollars per share)	$ 38	$ 36	$ 35
Granted (in dollars per share)	$ 51	$ 40	$ 38
Vested (in dollars per share)	$ 39	$ 35	$ 33
Forfeited (in dollars per share)	$ 39	$ 35	$ 37
Non-vested at end of period (in dollars per share)	$ 42	$ 38	$ 36
Fair value of awards vested during the period	217	235	223
Performance-based Awards
Share-based Compensation Arrangement by Share-based Payment Award
Stock-based compensation expense, net of tax	78	62	60
Vesting period, minimum (in years)	P1Y
Vesting period, maximum (in years)	P5Y
Percentage of number of units granted, low end of the range	0.00%
Percentage of number of units granted, high end of the range	200.00%
Non-vested stock awards
Granted (in shares)	1,715	1,390	3,754
Weighted Average Fair value
Granted (in dollars per share)	$ 50	$ 39	$ 38
Number of shares that would be issued based on current performance levels	1,772	1,397	2,300
Unamortized expense, based on current performance levels	60	18	4
Stock options
Share-based Compensation Arrangement by Share-based Payment Award
Stock-based compensation expense, net of tax	9	17	21
Vesting period, minimum (in years)	P4Y
2008 Leadership Performance Plan ("LPP") cycle | Performance-based Awards
Non-vested stock awards
Shares issued	1,200
2007 Leadership Performance Plan ("LPP") cycle | Performance-based Awards
Non-vested stock awards
Shares issued		1,600
2006 performance plan | Performance-based Awards
Non-vested stock awards
Shares issued	300
Other Performance Plans | Performance-based Awards
Non-vested stock awards
Shares issued		84
Employee stock purchase plans
Share-based Compensation Arrangement by Share-based Payment Award
Stock-based compensation expense, net of tax	$ 6	$ 4	$ 4